Related party transactions - Summary of post-employment benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts identified as managed internally, reclassified as managed by third party		$ 1,500.0
Subsidiaries
Disclosure of transactions between related parties [line items]
Post-employment benefit plan assets under management of subsidiary	$ 3,500.0	3,900.0
Related party management fees	13.0	8.0
Retirement benefit plan deposit assets placed at related party	452.0	530.0
Retirement benefit plan interest income earned from related party	0.0	0.3
HSBC Bank (UK) Pension Scheme | Other related parties
Disclosure of transactions between related parties [line items]
Notional amount with related party	7,700.0	9,900.0
Derivative assets with related party	1,000.0	1,200.0
Cash collateral received with related party	$ 1,000.0	$ 1,200.0